DEFERRED REVENUE (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Current deferred revenue	$ 4,656,000		$ 3,478,000
Deferred revenue (note 11)	31,852,000		33,139,000
Total deferred revenue	36,508	$ 36,508	36,617	$ 36,321
Deferred revenue-by balance sheet presentation		$ 36,508	36,617
CLJV Toll Milling APG
Statement [Line Items]
Total deferred revenue	$ 36,508		$ 36,617